Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses
Accrued Expenses

8.Accrued Expenses

Accrued expenses shown in the accompanying consolidated balance sheets are analyzed as follows:

	2010	2011
Loan interest	$613,179	$502,930
Voyages expenses	352,065	370,877
Vessel operating expenses	727,026	754,946
Dry-docking expenses	11,947	70,611
Financing expenses	10,069	188,096
Professional fees	470,870	316,244
Other sundry liabilities and accruals	45,319	23,439
Total	$2,230,475	$2,227,143